Offerings - Offering: 1	Jun. 30, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.01 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	8.08
Maximum Aggregate Offering Price	$ 8,080,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,115.85
Offering Note
1 Pursuant to Rule 416(c) of the Securities Act of 1933, as amended (the “Securities Act”), the number of shares being registered shall include an indeterminate number of additional shares of common stock, $.01 par value per share (the “Common Stock”), which may become issuable as a result of stock splits, stock dividends, or similar transactions in accordance with anti-dilution provisions of the Lifetime Brands, Inc. Amended and Restated 2000 Long-Term Incentive Plan. Calculated pursuant to paragraphs (c) and (h) of Rule 457 of the Securities Act, based upon the average of the reported high and low sales prices for the Registrant’s Common Stock as reported on the Nasdaq Global Select Market on June 26, 2026. The foregoing calculation is solely for the purpose of determining the registration fee.